Operating Risk (Tables)	12 Months Ended
Mar. 31, 2014
10% or more of total net sales [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2012, 2013 and 2014 are as follows:

	Percentage of net sales
	Year ended March 31,
	2012	2013	2014
VTech Telecommunications Ltd.	12.6%	13.0%	15.8%
Lenbrook Industries Ltd.	*	11.1%	15.7%
Loud Technologies, Inc.	*	*	11.7%

*	Less than 10%

Sales to the above customers relate to both injection-molded plastic parts and electronic products.

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2013 and 2014, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2013	2014
VTech Telecommunications Ltd	27.8%	23.0%
Primax Electronics Limited	12.9%	*

*	Less than 10%